OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER CURRENT ASSETS
Schedule breakdown of other current assets

	2018	2019
Prepaid annual frequency license (Note 34c.i, 34c.ii)	3,636	3,873
Advances	1,803	647
Prepaid rental	1,382	628
Prepaid salaries	200	189
Others	259	165
Total	7,280	5,502